EXHIBIT 99.4

Client Name:	Flagstar Bank
Client Project Name:	FSMT 2018-1
Start - End Dates:	10/21/16 to 11/30/17
Deal Loan Count:	332

Conditions Report 2.0

Loans in Report:	332
Loans with Conditions:	295

126 - Total Active Conditions
1 - Material Conditions
1 - Property Valuations Review Scope
1 - Category: FEMA
125 - Non-Material Conditions
12 - Credit Review Scope
3 - Category: Application
2 - Category: Assets
1 - Category: Credit/Mtg History
3 - Category: Income/Employment
1 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
1 - Category: Appraisal
2 - Category: Property
110 - Compliance Review Scope
33 - Category: Federal Consumer Protection
3 - Category: RESPA
13 - Category: Right of Rescission
61 - Category: TILA/RESPA Integrated Disclosure
669 - Total Satisfied Conditions

137 - Credit Review Scope
6 - Category: Ability to Repay/Qualified Mortgage
23 - Category: Application
16 - Category: Assets
8 - Category: Credit/Mtg History
24 - Category: DTI
14 - Category: Income/Employment
11 - Category: Insurance
24 - Category: Legal Documents
2 - Category: LTV/CLTV
2 - Category: Potential Misrepresentation
6 - Category: Terms/Guidelines
1 - Category: Title
247 - Property Valuations Review Scope
162 - Category: Appraisal
83 - Category: FEMA
1 - Category: Property
1 - Category: Value
285 - Compliance Review Scope
21 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Compliance Manual
5 - Category: Documentation
2 - Category: Federal Consumer Protection
1 - Category: Finance Charge Tolerance
7 - Category: RESPA
10 - Category: Right of Rescission
1 - Category: State Consumer Protection
236 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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